Leases - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accounts payable, accrued expenses, and other liabilities	Accounts payable, accrued expenses, and other liabilities
Operating lease assets	$ 193	$ 173
Operating lease liabilities	$ 196	$ 177
Weighted-average remaining term	3 years 8 months 12 days	3 years 2 months 12 days
Weighted-average discount rate	5.10%	5.10%